As filed with the Securities and Exchange Commission on July 22, 2020

Securities Act of 1933         File No. 333-228904
Investment Company Act of 1940     File No. 811-23404

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre‑Effective Amendment No. ___	☐
Post‑Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 5	☒

North Capital Funds Trust
(Exact Name of Registrant as Specified in Charter)

623 E. Fort Union Blvd., Suite 101
Salt Lake City, UT 84047
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies of communications to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on the 22nd day of July, 2020.

North Capital Funds Trust
By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Name	Title	Date
James P. Dowd*	Trustee and President (Principal Executive Officer)	July 22, 2020

Christopher Kellett*	Treasurer (Principal Financial and Accounting Officer)	July 22, 2020

Karen Fleck*	Trustee	July 22, 2020

Nivine Richie*	Trustee	July 22, 2020

David Wieder*	Trustee	July 22, 2020

*     By:    /s/ JoAnn M. Strasser
Name: JoAnn M. Strasser
Pursuant to Power of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase